Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Accounts receivable	$ 213,053	$ 98,177
Less: allowance for credit losses	51,962	51,962
Accounts receivable - net	$ 161,091	$ 46,215